FINANCE INCOME/FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE INCOME/FINANCE COSTS
Schedule of analysis of finance income/finance costs

	For the years ended December 31
	2022	2021	2020

Finance income-interest income	477,137	311,103	266,209

Interest expense	(3,832,874)	(4,512,188)	(5,209,163)
Less: Interest expense capitalized in property, plant and equipment	5,140	1,727	220,785
Interest expense, net of capitalized interest	(3,827,734)	(4,510,461)	(4,988,378)
Exchange losses, net	(67,133)	(22,205)	(81,323)
Finance costs	(3,894,867)	(4,532,666)	(5,069,701)

Finance costs, net	(3,417,730)	(4,221,563)	(4,803,492)

Capitalization rate during the year	3.55%	4.00%	4.00% to 6.68%